Unused Tax Losses (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Trade Taxes
Operating Loss Carryforwards [Line Items]
Loss carry forward	$ 101.2	$ 111.8
Corporation Taxes
Operating Loss Carryforwards [Line Items]
Loss carry forward	134.4	145.6
Interest Carry forward
Operating Loss Carryforwards [Line Items]
Loss carry forward	$ 5.8	$ 5.4